Segment and Revenue by Geography and by Major Customer - Summary of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues	$ 22,481	$ 17,510	$ 44,101	$ 30,874
Gross profit	15,784	12,467	31,224	21,999
Research and development expenses	(14,904)	(10,956)	(29,031)	(21,354)
Sales and marketing expenses	(4,473)	(3,222)	(8,682)	(6,332)
General and administrative expenses	(4,340)	(2,366)	(8,641)	(4,544)
Segment operating profit (loss)	(7,933)	(4,077)	(15,130)	(10,231)
Change in Fair Value of Forfeiture Shares	1,538	0	4,142	0
Financial income (expenses), net	(3,560)	503	(3,675)	336
Loss before taxes on income	(9,998)	(3,698)	(15,052)	(10,074)
Depreciation expenses	347	266	667	522
consolidated [Member]
Segment Reporting Information [Line Items]
Revenues	22,481	17,510	44,101	30,874
Gross profit	15,784	12,467	31,224	21,999
Research and development expenses	14,904	10,956	29,031	21,354
Sales and marketing expenses	4,473	3,222	8,682	6,331
General and administrative expenses	4,340	2,366	8,641	4,544
Segment operating profit (loss)	(7,933)	(4,077)	(15,130)	(10,231)
Change in Fair Value of Forfeiture Shares	1,538	0
Financial income (expenses), net	(3,560)	503		336
Loss before taxes on income	(9,955)	(3,574)	(14,663)	(9,895)
Depreciation expenses	347	266	667	522
Audio Video [Member]
Segment Reporting Information [Line Items]
Revenues	18,335	15,513	35,067	27,145
Gross profit	14,414	12,053	27,881	21,266
Research and development expenses	5,122	2,692	11,392	5,255
Sales and marketing expenses	1,917	1,648	3,695	3,437
General and administrative expenses	2,081	1,176	4,244	2,303
Segment operating profit (loss)	5,294	6,537	8,550	10,271
Depreciation expenses	161	22	303	171
Automotive [Member]
Segment Reporting Information [Line Items]
Revenues	4,146	1,997	9,034	3,729
Gross profit	1,370	414	3,343	733
Research and development expenses	9,782	8,264	17,639	16,099
Sales and marketing expenses	2,556	1,574	4,987	2,895
General and administrative expenses	2,259	1,190	4,397	2,241
Segment operating profit (loss)	(13,227)	(10,614)	(23,680)	(20,502)
Depreciation expenses	$ 186	$ 244	$ 364	$ 351